PREPAID EXPENSES AND OTHER CURRENT ASSETS (Table)	3 Months Ended
Mar. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
VAT-input deductible	64,237	74,746	75,624
Prepaid non-banking financing partners service fees	26,295	21,335	12,705
Prepaid consulting and professional service fees	37,236	13,124	12,264
Prepaid marketing expense	218,145	12,627	11,744
Prepaid rental expense	46,581	16,560	6,484
Others	24,820	20,516	18,327
	417,314	158,908	137,148